Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	R 3,106	R 2,950
Share-based payments expensed	143	156	R 186
Balance at end of year	R 3,249	R 3,106	R 2,950